UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2021
Vanguard Market Neutral Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,092.80	$6.95
Institutional Shares	1,000.00	1,093.30	6.64
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,018.15	$6.71
Institutional Shares	1,000.00	1,018.45	6.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.34% for Investor Shares, and 1.28% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Neutral Fund
Fund Allocation
As of June 30, 2021
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	2.8%	3.0%
Consumer Discretionary	11.9	12.0
Consumer Staples	5.0	4.7
Energy	3.4	3.3
Financials	14.5	14.7
Health Care	10.5	10.1
Industrials	15.7	15.6
Information Technology	19.8	19.8
Materials	4.9	5.1
Real Estate	8.0	8.1
Utilities	3.5	3.6
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.4%)
Communication Services (2.7%)
*,1	Cars.com Inc.	156,310	2,240
*	Alphabet Inc. Class C	504	1,263
*,1	Playtika Holding Corp.	44,929	1,071
[1]	New York Times Co. Class A	22,880	997
	Sinclair Broadcast Group Inc. Class A	18,364	610
	Fox Corp. Class A	15,342	570
*,1	Cargurus Inc.	18,387	482
	News Corp. Class B	17,948	437
			7,670
Consumer Discretionary (11.5%)
	Polaris Inc.	16,204	2,219
[1]	Brunswick Corp.	22,107	2,202
[1]	Papa John's International Inc.	19,267	2,012
*,1	Signet Jewelers Ltd.	24,885	2,011
[1]	Best Buy Co. Inc.	17,422	2,003
[1]	Aaron's Co. Inc.	55,211	1,766
	Yum! Brands Inc.	14,825	1,705
[1]	Tempur Sealy International Inc.	40,378	1,582
*	Etsy Inc.	7,490	1,542
*,1	International Game Technology plc	59,482	1,425
	Lowe's Cos. Inc.	6,884	1,335
	Winnebago Industries Inc.	17,241	1,172
	Travel + Leisure Co.	16,603	987
*,1	Red Rock Resorts Inc. Class A	22,699	965
	Shutterstock Inc.	8,947	878
	Group 1 Automotive Inc.	5,587	863
[1]	Qurate Retail Inc. Series A	65,354	856
*,1	Fossil Group Inc.	54,591	780
*,1	American Axle & Manufacturing Holdings Inc.	75,207	778
*,1	frontdoor Inc.	13,455	670
*	Abercrombie & Fitch Co. Class A	12,954	601
*	MarineMax Inc.	10,074	491
*	Brinker International Inc.	7,874	487
*,1	Gentherm Inc.	6,007	427
*	Tapestry Inc.	9,718	423
	Sonic Automotive Inc. Class A	9,273	415
*	Urban Outfitters Inc.	8,570	353
*	Deckers Outdoor Corp.	910	350
		Shares	Market Value• ($000)
*	Tesla Inc.	510	347
*	Dave & Buster's Entertainment Inc.	7,617	309
*	Revolve Group Inc.	4,049	279
	Kohl's Corp.	4,948	273
*	Ruth's Hospitality Group Inc.	11,212	258
			32,764
Consumer Staples (4.8%)
	Sanderson Farms Inc.	11,822	2,222
[1]	Altria Group Inc.	46,102	2,198
[1]	Vector Group Ltd.	146,859	2,077
	Coca-Cola Consolidated Inc.	4,952	1,991
*,1	Herbalife Nutrition Ltd.	35,047	1,848
	Spectrum Brands Holdings Inc.	11,399	969
*,1	Hain Celestial Group Inc.	15,980	641
	John B Sanfilippo & Son Inc.	6,334	561
*,1	Mission Produce Inc.	19,172	397
[1]	Ingles Markets Inc. Class A	5,262	307
*	Central Garden & Pet Co. Class A	5,772	279
	Walmart Inc.	1,977	279
			13,769
Energy (3.3%)
[1]	APA Corp.	103,690	2,243
	SFL Corp. Ltd.	239,252	1,830
*,1	Magnolia Oil & Gas Corp. Class A	86,200	1,347
[1]	Targa Resources Corp.	28,118	1,250
*,1	Whiting Petroleum Corp.	19,091	1,041
[1]	Ovintiv Inc.	26,522	835
*	Southwestern Energy Co.	118,839	674
	Schlumberger NV	9,145	293
			9,513
Financials (14.0%)
[1]	Jefferies Financial Group Inc.	74,642	2,553
[1]	SLM Corp.	117,715	2,465
[1]	Santander Consumer USA Holdings Inc.	64,241	2,333
[1]	Aflac Inc.	43,193	2,318
[1]	Ally Financial Inc.	45,483	2,267
[1]	Citigroup Inc.	31,918	2,258
[1]	First Horizon Corp.	127,412	2,202
[1]	Primerica Inc.	13,899	2,129
[1]	First Financial Bancorp	84,935	2,007
[1]	Stewart Information Services Corp.	35,127	1,991

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Enova International Inc.	57,477	1,966
[1]	CNO Financial Group Inc.	82,929	1,959
[1]	Southside Bancshares Inc.	41,976	1,605
[1]	Allstate Corp.	11,561	1,508
[1]	New York Community Bancorp Inc.	135,977	1,498
[1]	PacWest Bancorp	27,244	1,121
[1]	Fidelity National Financial Inc.	25,602	1,113
	HomeStreet Inc.	20,735	845
	Hancock Whitney Corp.	18,473	821
[1]	NBT Bancorp Inc.	22,096	795
[1]	OFG Bancorp	35,403	783
[1]	First Busey Corp.	26,081	643
	First American Financial Corp.	8,381	523
[1]	Brightsphere Investment Group Inc.	19,008	445
	JPMorgan Chase & Co.	2,801	436
	Assured Guaranty Ltd.	7,465	354
	Hope Bancorp Inc.	23,993	340
	Mercury General Corp.	4,722	307
	Wells Fargo & Co.	6,104	276
	Sandy Spring Bancorp Inc.	6,155	272
			40,133
Health Care (10.1%)
*,1	Alkermes plc	99,698	2,445
	Thermo Fisher Scientific Inc.	4,577	2,309
[1]	HCA Healthcare Inc.	10,591	2,190
	McKesson Corp.	10,867	2,078
[1]	Cardinal Health Inc.	26,802	1,530
*	ABIOMED Inc.	4,502	1,405
*,1	Myriad Genetics Inc.	42,932	1,313
*	LHC Group Inc.	6,040	1,210
*,1	NextGen Healthcare Inc.	71,682	1,189
*,1	Quidel Corp.	9,241	1,184
*,1	Travere Thrapeutics Inc.	67,756	989
*	Fulgent Genetics Inc.	9,682	893
*,1	Medpace Holdings Inc.	4,865	859
*,1	Tenet Healthcare Corp.	11,925	799
*	Agenus Inc.	142,693	783
*,1	Bluebird Bio Inc.	21,703	694
*,1	Enanta Pharmaceuticals Inc.	15,163	667
*	Laboratory Corp. of America Holdings	1,867	515
*	Dynavax Technologies Corp.	50,177	494
*,1	Intercept Pharmaceuticals Inc.	24,410	488
*	Amneal Pharmaceuticals Inc.	93,850	481
*	Personalis Inc.	18,711	473
*	Apria Inc.	15,118	423
*	Inogen Inc.	6,468	422
*,1	Community Health Systems Inc.	27,090	418
*	Innovage Holding Corp.	19,139	408
*	Tivity Health Inc.	15,399	405
*,1	Atara Biotherapeutics Inc.	22,395	348
*	10X Genomics Inc. Class A	1,721	337
*	Novavax Inc.	1,546	328
	Danaher Corp.	1,141	306
*	IQVIA Holdings Inc.	1,154	280
*	ImmunoGen Inc.	30,571	201
			28,864
		Shares	Market Value• ($000)
Industrials (15.1%)
[1]	Hillenbrand Inc.	54,833	2,417
*,1	Beacon Roofing Supply Inc.	40,517	2,157
[1]	Allison Transmission Holdings Inc.	50,787	2,018
	Cummins Inc.	8,226	2,006
[1]	GrafTech International Ltd.	171,764	1,996
[1]	Boise Cascade Co.	34,004	1,984
[1]	AGCO Corp.	15,053	1,963
[1]	Rush Enterprises Inc. Class A	41,627	1,800
[1]	ABM Industries Inc.	40,366	1,790
[1]	Kforce Inc.	27,613	1,738
	Owens Corning	17,666	1,729
[1]	Herman Miller Inc.	36,030	1,698
*	United Rentals Inc.	4,964	1,584
[1]	Booz Allen Hamilton Holding Corp. Class A	17,170	1,463
	Caterpillar Inc.	6,410	1,395
*,1	GMS Inc.	28,971	1,395
[1]	Costamare Inc.	112,267	1,326
*,1	Atkore Inc.	18,505	1,314
[1]	Deluxe Corp.	26,161	1,250
*,1	Cornerstone Building Brands Inc.	68,597	1,247
[1]	Triton International Ltd.	21,889	1,146
[1]	UFP Industries Inc.	15,233	1,132
	Deere & Co.	3,117	1,099
[1]	Terex Corp.	22,884	1,090
	Mueller Industries Inc.	22,451	972
[1]	Primoris Services Corp.	31,409	924
*,1	JELD-WEN Holding Inc.	29,935	786
*,1	Meritor Inc.	24,882	583
	Ryder System Inc.	6,470	481
[1]	ADT Inc.	37,577	405
*	American Woodmark Corp.	3,830	313
			43,201
Information Technology (19.1%)
*,1	Box Inc. Class A	95,427	2,438
[1]	Jabil Inc.	41,875	2,434
*,1	Comm Scope Holding Co. Inc.	113,752	2,424
*,1	Dropbox Inc. Class A	79,633	2,414
[1]	TTEC Holdings Inc.	22,246	2,293
*,1	GoDaddy Inc. Class A	25,793	2,243
	Accenture plc Class A	6,987	2,060
*,1	Ultra Clean Holdings Inc.	38,261	2,055
*,1	Cadence Design Systems Inc.	14,930	2,043
	Alliance Data Systems Corp.	18,979	1,977
*,1	Teradata Corp.	38,856	1,942
[1]	Xperi Holding Corp.	81,842	1,820
*,1	NETGEAR Inc.	45,961	1,761
*,1	Plantronics Inc.	38,233	1,595
*,1	Domo Inc. Class B	17,736	1,434
*,1	Extreme Networks Inc.	124,711	1,392
*	Manhattan Associates Inc.	9,234	1,337
	Applied Materials Inc.	9,378	1,335
*,1	Workiva Inc. Class A	11,843	1,318
*	Concentrix Corp.	8,088	1,301
	International Business Machines Corp.	8,862	1,299
*,1	Avaya Holdings Corp.	47,445	1,276
*,1	Axcelis Technologies Inc.	30,723	1,242
	Microsoft Corp.	4,432	1,201

Market Neutral Fund
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	3,060	1,184
[1]	HP Inc.	37,150	1,122
*	Conduent Inc.	145,813	1,094
	Apple Inc.	7,882	1,080
	Maximus Inc.	9,957	876
*	MACOM Technology Solutions Holdings Inc. Class H	11,859	760
*,1	A10 Networks Inc.	55,098	620
*,1	DXC Technology Co.	15,385	599
	CDW Corp.	3,226	563
*,1	Brightcove Inc.	37,049	532
*,1	Western Digital Corp.	6,554	466
*,1	Advanced Micro Devices Inc.	4,564	429
	Lam Research Corp.	652	424
*	Nutanix Inc. Class A	10,671	408
	Texas Instruments Inc.	2,040	392
	Monolithic Power Systems Inc.	943	352
*	Super Micro Computer Inc.	8,283	291
	QUALCOMM Inc.	1,979	283
*	Alarm.com Holdings Inc.	3,277	278
*	Digital Turbine Inc.	3,652	278
			54,665
Materials (4.7%)
[1]	Steel Dynamics Inc.	35,293	2,103
[1]	Louisiana-Pacific Corp.	34,492	2,079
[1]	Commercial Metals Co.	65,776	2,021
	Nucor Corp.	15,136	1,452
[1]	Dow Inc.	18,741	1,186
[1]	Schnitzer Steel Industries Inc. Class A	19,461	955
	Westlake Chemical Corp.	9,260	834
*,1	O-I Glass Inc.	35,259	576
	Worthington Industries Inc.	8,313	509
*,1	Koppers Holdings Inc.	14,393	466
*	Kraton Corp.	13,375	432
*,1	Orion Engineered Carbons SA	21,793	414
	Olin Corp.	6,151	284
	U.S. Steel Corp.	11,265	270
			13,581
Real Estate (7.7%)
[1]	Gaming and Leisure Properties Inc.	50,381	2,334
[1]	Lamar Advertising Co. Class A	22,155	2,313
[1]	Office Properties Income Trust	69,467	2,036
[1]	Uniti Group Inc.	191,572	2,029
[1]	PotlatchDeltic Corp.	37,892	2,014
[1]	Invitation Homes Inc.	48,221	1,798
[1]	Global Net Lease Inc.	78,649	1,455
	Apartment Investment and Management Co. Class A	206,952	1,389
[1]	VICI Properties Inc.	43,541	1,351
[1]	American Homes 4 Rent Class A	29,960	1,164
*,1	Redfin Corp.	14,405	913
	Simon Property Group Inc.	6,700	874
[1]	Sabra Health Care REIT Inc.	41,071	748
	GEO Group Inc.	103,138	734
*	Host Hotels & Resorts Inc.	41,919	716
		Shares	Market Value• ($000)
	Medical Properties Trust Inc.	13,417	270
			22,138
Utilities (3.4%)
[1]	UGI Corp.	50,593	2,343
[1]	AES Corp.	83,240	2,170
[1]	Evergy Inc.	32,780	1,981
[1]	National Fuel Gas Co.	21,662	1,132
[1]	NRG Energy Inc.	20,176	813
[2]	Brookfield Infrastructure Corp. Class A	8,637	651
	Dominion Energy Inc.	6,697	493
			9,583
Total Common Stocks—Long Positions (Cost $218,311)			275,881
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.056% (Cost $4,646)	46,467	4,647
Common Stocks Sold Short (-95.7%)
Communication Services (-2.9%)
*	Live Nation Entertainment Inc.	(25,655)	(2,247)
*	Liberty Broadband Corp. Class C	(7,656)	(1,330)
*	TechTarget Inc.	(12,408)	(961)
	Loral Space & Communications Inc.	(21,689)	(843)
*	TripAdvisor Inc.	(18,988)	(765)
*	Liberty Broadband Corp. Class A	(4,439)	(747)
*	T-Mobile US Inc.	(2,795)	(405)
*	Marcus Corp.	(16,699)	(354)
*	Netflix Inc.	(640)	(338)
*	Eventbrite Inc. Class A	(14,627)	(278)
			(8,268)
Consumer Discretionary (-11.5%)
*	Carvana Co. Class A	(7,986)	(2,410)
	Hasbro Inc.	(24,298)	(2,297)
*	Five Below Inc.	(11,413)	(2,206)
	Monro Inc.	(32,635)	(2,073)
*	Helen of Troy Ltd.	(8,864)	(2,022)
*	Hyatt Hotels Corp. Class A	(26,028)	(2,021)
*	Wynn Resorts Ltd.	(16,493)	(2,017)
	Murphy USA Inc.	(15,004)	(2,001)
*	Fox Factory Holding Corp.	(12,561)	(1,955)
*	CarMax Inc.	(11,979)	(1,547)
*	Bright Horizons Family Solutions Inc.	(10,206)	(1,501)
*	Callaway Golf Co.	(44,463)	(1,500)
*	Vroom Inc.	(32,747)	(1,371)
*	Stride Inc.	(39,466)	(1,268)
	American Eagle Outfitters Inc.	(22,797)	(856)
*	Chegg Inc.	(8,824)	(733)
*	CarParts.com Inc.	(32,147)	(655)
*	Expedia Group Inc.	(3,628)	(594)
	Strategic Education Inc.	(6,335)	(482)
*	Skechers USA Inc. Class A	(8,939)	(445)
	MDC Holdings Inc.	(8,599)	(435)
	Garmin Ltd.	(2,979)	(431)
	LCI Industries	(3,048)	(401)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Peloton Interactive Inc. Class A	(3,169)	(393)
	Installed Building Products Inc.	(2,437)	(298)
	Lear Corp.	(1,660)	(291)
*	Stoneridge Inc.	(9,133)	(269)
*	Designer Brands Inc. Class A	(14,940)	(247)
			(32,719)
Consumer Staples (-4.5%)
*	Hostess Brands Inc. Class A	(123,747)	(2,003)
*	Freshpet Inc.	(10,561)	(1,721)
	Hormel Foods Corp.	(31,232)	(1,491)
	J & J Snack Foods Corp.	(7,675)	(1,339)
*	Molson Coors Beverage Co. Class B	(24,382)	(1,309)
	MGP Ingredients Inc.	(15,750)	(1,065)
	Kimberly-Clark Corp.	(7,950)	(1,064)
*	Honest Co. Inc.	(46,318)	(750)
	Kraft Heinz Co.	(15,151)	(618)
*	elf Beauty Inc.	(21,332)	(579)
	WD-40 Co.	(1,405)	(360)
*	Celsius Holdings Inc.	(4,618)	(351)
*	Coty Inc. Class A	(33,054)	(309)
			(12,959)
Energy (-3.2%)
	Delek U.S. Holdings Inc.	(83,765)	(1,811)
*	PBF Energy Inc. Class A	(117,609)	(1,799)
	Valero Energy Corp.	(20,606)	(1,609)
*	Dril-Quip Inc.	(29,972)	(1,014)
*	DMC Global Inc.	(11,285)	(634)
	New Fortress Energy Inc.	(12,414)	(470)
	Phillips 66	(4,520)	(388)
	Hess Corp.	(4,054)	(354)
	ONEOK Inc.	(6,011)	(335)
*	Bristow Group Inc.	(12,661)	(324)
*	Liberty Oilfield Services Inc. Class A	(18,166)	(257)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(11,842)	(165)
			(9,160)
Financials (-14.0%)
	S&P Global Inc.	(5,834)	(2,395)
	Hamilton Lane Inc. Class A	(24,975)	(2,276)
	James River Group Holdings Ltd.	(60,556)	(2,272)
	American International Group Inc.	(46,709)	(2,223)
	Signature Bank	(8,893)	(2,185)
	First Republic Bank	(11,635)	(2,178)
	Argo Group International Holdings Ltd.	(38,821)	(2,012)
	Capitol Federal Financial Inc.	(141,850)	(1,671)
*	Palomar Holdings Inc.	(20,932)	(1,580)
	Webster Financial Corp.	(29,293)	(1,563)
	First Financial Bankshares Inc.	(31,189)	(1,532)
*	LendingTree Inc.	(7,106)	(1,506)
*	LendingClub Corp.	(74,583)	(1,352)
	Arthur J Gallagher & Co.	(9,348)	(1,310)
	Essent Group Ltd.	(27,963)	(1,257)
	Live Oak Bancshares Inc.	(20,915)	(1,234)
	Eastern Bankshares Inc.	(55,916)	(1,150)
*	Green Dot Corp. Class A	(22,464)	(1,052)
	Artisan Partners Asset Management Inc. Class A	(18,017)	(916)
		Shares	Market Value• ($000)
	Aon plc Class A	(3,742)	(893)
	Apollo Global Management Inc. Class A	(13,632)	(848)
	Kearny Financial Corp.	(63,217)	(755)
	Equitable Holdings Inc.	(23,759)	(723)
	First Citizens BancShares Inc. Class A	(863)	(719)
	Community Bank System Inc.	(8,479)	(641)
*	Axos Financial Inc.	(13,660)	(634)
	Houlihan Lokey Inc. Class A	(7,732)	(632)
*	Markel Corp.	(515)	(611)
	Cullen/Frost Bankers Inc.	(4,870)	(545)
	Marsh & McLennan Cos. Inc.	(2,890)	(407)
*	Focus Financial Partners Inc. Class A	(5,839)	(283)
*	Ambac Financial Group Inc.	(17,407)	(273)
	Franklin Resources Inc.	(8,538)	(273)
	RenaissanceRe Holdings Ltd.	(1,615)	(240)
			(40,141)
Health Care (-9.6%)
*	Boston Scientific Corp.	(53,286)	(2,279)
*	Mirati Therapeutics Inc.	(13,866)	(2,240)
*	Revance Therapeutics Inc.	(69,880)	(2,071)
*	HealthEquity Inc.	(25,138)	(2,023)
*	Health Catalyst Inc.	(31,194)	(1,732)
*	Oak Street Health Inc.	(27,843)	(1,631)
*	TG Therapeutics Inc.	(33,943)	(1,317)
*	Teladoc Health Inc.	(7,664)	(1,274)
*	Vericel Corp.	(20,516)	(1,077)
*	Intra-Cellular Therapies Inc.	(26,340)	(1,075)
*	Bridgebio Pharma Inc.	(16,343)	(996)
*	CryoPort Inc.	(15,766)	(995)
*	Rocket Pharmaceuticals Inc.	(22,326)	(989)
	ResMed Inc.	(3,559)	(877)
*	Glaukos Corp.	(9,920)	(842)
	Premier Inc. Class A	(23,928)	(832)
*	Zentalis Pharmaceuticals Inc.	(12,684)	(675)
*	Novocure Ltd.	(2,917)	(647)
*	Innoviva Inc.	(38,174)	(512)
*	Allakos Inc.	(5,857)	(500)
*	Arrowhead Pharmaceuticals Inc.	(5,868)	(486)
*	ViewRay Inc.	(71,279)	(470)
*	Insmed Inc.	(15,740)	(448)
	Medtronic plc	(2,699)	(335)
*	ALX Oncology Holdings Inc.	(5,911)	(323)
	STERIS plc	(1,511)	(312)
*	LivaNova plc	(3,463)	(291)
	Mesa Laboratories Inc.	(1,038)	(282)
			(27,531)
Industrials (-14.9%)
*	Kratos Defense & Security Solutions Inc.	(87,605)	(2,496)
	Spirit AeroSystems Holdings Inc. Class A	(48,307)	(2,280)
*	Ingersoll Rand Inc.	(45,836)	(2,237)
*	Trex Co. Inc.	(20,201)	(2,065)
*	WillScot Mobile Mini Holdings Corp. Class A	(72,603)	(2,023)
	Armstrong World Industries Inc.	(18,505)	(1,985)
*	Parsons Corp.	(50,047)	(1,970)
*	U.S. Ecology Inc.	(51,247)	(1,923)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Mercury Systems Inc.	(28,876)	(1,914)
	L3Harris Technologies Inc.	(8,567)	(1,852)
*	Hexcel Corp.	(29,409)	(1,835)
*	Chart Industries Inc.	(10,416)	(1,524)
*	Axon Enterprise Inc.	(8,602)	(1,521)
	GATX Corp.	(16,164)	(1,430)
	CSW Industrials Inc.	(11,727)	(1,389)
*	Stericycle Inc.	(18,982)	(1,358)
*	Harsco Corp.	(61,273)	(1,251)
*	Dun & Bradstreet Holdings Inc.	(58,364)	(1,247)
	Insperity Inc.	(13,401)	(1,211)
	Enerpac Tool Group Corp. Class A	(34,614)	(921)
*	Sunrun Inc.	(16,164)	(902)
*	Air Transport Services Group Inc.	(35,594)	(827)
	Flowserve Corp.	(17,630)	(711)
	KBR Inc.	(16,908)	(645)
	BWX Technologies Inc.	(10,881)	(632)
*	Shoals Technologies Group Inc. Class A	(17,502)	(621)
*	NV5 Global Inc.	(5,652)	(534)
*	Plug Power Inc.	(14,540)	(497)
	Kennametal Inc.	(13,749)	(494)
*	Hydrofarm Holdings Group Inc.	(8,205)	(485)
	Kaman Corp.	(8,699)	(438)
	Healthcare Services Group Inc.	(9,578)	(302)
	Greenbrier Cos. Inc.	(6,738)	(294)
*	Hawaiian Holdings Inc.	(11,922)	(291)
*	Sun Country Airlines Holdings Inc.	(7,335)	(272)
	Knight-Swift Transportation Holdings Inc.	(5,902)	(268)
			(42,645)
Information Technology (-19.0%)
*	Rapid7 Inc.	(25,393)	(2,403)
	Switch Inc. Class A	(111,092)	(2,345)
*	Arista Networks Inc.	(6,428)	(2,329)
	Cognex Corp.	(26,760)	(2,249)
	Fidelity National Information Services Inc.	(14,598)	(2,068)
*	Fiserv Inc.	(18,555)	(1,983)
*	Repay Holdings Corp. Class A	(81,255)	(1,953)
*	Cree Inc.	(19,827)	(1,942)
*	Fastly Inc. Class A	(32,384)	(1,930)
*	Sabre Corp.	(150,545)	(1,879)
*	Q2 Holdings Inc.	(18,204)	(1,867)
*	IPG Photonics Corp.	(8,556)	(1,803)
	Marvell Technology Inc.	(30,766)	(1,795)
*	Everbridge Inc.	(11,937)	(1,624)
*	II-VI Inc.	(22,305)	(1,619)
*	Envestnet Inc.	(20,320)	(1,542)
*	Zscaler Inc.	(6,553)	(1,416)
	Global Payments Inc.	(7,454)	(1,398)
*	Coupa Software Inc.	(5,327)	(1,396)
	Analog Devices Inc.	(8,101)	(1,395)
*	Altair Engineering Inc. Class A	(18,689)	(1,289)
*	I3 Verticals Inc. Class A	(34,635)	(1,047)
*	EchoStar Corp. Class A	(42,670)	(1,036)
*	WEX Inc.	(5,250)	(1,018)
*	ViaSat Inc.	(20,395)	(1,017)
		Shares	Market Value• ($000)
	Bentley Systems Inc. Class B	(15,625)	(1,012)
*	FleetCor Technologies Inc.	(3,721)	(953)
*	Onto Innovation Inc.	(12,937)	(945)
*	Sailpoint Technologies Holdings Inc.	(15,981)	(816)
	Visa Inc. Class A	(3,052)	(714)
*	Black Knight Inc.	(9,125)	(712)
*	Pure Storage Inc. Class A	(36,375)	(710)
	National Instruments Corp.	(13,652)	(577)
*	ANSYS Inc.	(1,620)	(562)
	NetApp Inc.	(6,531)	(534)
	InterDigital Inc.	(7,269)	(531)
*	Lumentum Holdings Inc.	(6,276)	(515)
*	VeriSign Inc.	(2,115)	(482)
*	Cirrus Logic Inc.	(5,196)	(442)
*	Lattice Semiconductor Corp.	(7,480)	(420)
*	NCR Corp.	(7,463)	(340)
*	MicroStrategy Inc. Class A	(460)	(306)
*	Veeco Instruments Inc.	(12,426)	(299)
	Badger Meter Inc.	(2,948)	(289)
	Universal Display Corp.	(1,286)	(286)
*	TTM Technologies Inc.	(19,809)	(283)
*	Alteryx Inc. Class A	(3,217)	(277)
			(54,348)
Materials (-4.9%)
*	Livent Corp.	(117,328)	(2,271)
	Albemarle Corp.	(11,716)	(1,974)
	Quaker Chemical Corp.	(8,257)	(1,958)
	International Flavors & Fragrances Inc.	(11,463)	(1,713)
	Innospec Inc.	(18,526)	(1,679)
	AptarGroup Inc.	(9,739)	(1,372)
*	Novagold Resources Inc.	(117,905)	(944)
	Ball Corp.	(8,108)	(657)
	Linde plc	(1,939)	(560)
	Carpenter Technology Corp.	(12,830)	(516)
	Scotts Miracle-Gro Co.	(1,858)	(357)
			(14,001)
Real Estate (-7.8%)
	UDR Inc.	(48,249)	(2,363)
	Camden Property Trust	(17,791)	(2,360)
	Safehold Inc.	(28,054)	(2,202)
	Pebblebrook Hotel Trust	(71,911)	(1,694)
	CyrusOne Inc.	(22,837)	(1,633)
	Agree Realty Corp.	(22,144)	(1,561)
*	Park Hotels & Resorts Inc.	(67,353)	(1,388)
*	Cushman & Wakefield plc	(78,280)	(1,368)
	Equity Commonwealth	(50,178)	(1,315)
	Americold Realty Trust	(33,009)	(1,249)
	Essential Properties Realty Trust Inc.	(34,506)	(933)
	Rexford Industrial Realty Inc.	(15,981)	(910)
	Newmark Group Inc. Class A	(69,531)	(835)
	EastGroup Properties Inc.	(3,777)	(621)
*	Jones Lang LaSalle Inc.	(2,936)	(574)
	Mack-Cali Realty Corp.	(29,437)	(505)
	Sun Communities Inc.	(2,299)	(394)
*	Rafael Holdings Inc. Class B	(6,928)	(354)
			(22,259)
Utilities (-3.4%)
	Alliant Energy Corp.	(41,753)	(2,328)
	Essential Utilities Inc.	(46,927)	(2,144)
	Ameren Corp.	(23,077)	(1,847)
*	PG&E Corp.	(161,070)	(1,638)

Market Neutral Fund
	Shares	Market Value• ($000)
SJW Group	(15,766)	(998)
Vistra Corp.	(27,757)	(515)
NextEra Energy Inc.	(4,279)	(314)
		(9,784)
Total Common Stocks Sold Short (Proceeds $237,458)		(273,815)
Other Assets and Other Liabilities—Net (97.7%)		279,488
Net Assets (100%)		286,201
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $177,260,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $300,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $218,311)	275,881
Affiliated Issuers (Cost $4,646)	4,647
Total Investments in Securities	280,528
Investment in Vanguard	10
Cash	1
Cash Segregated for Short Positions	278,817
Receivables for Investment Securities Sold	599
Receivables for Accrued Income	352
Receivables for Capital Shares Issued	224
Total Assets	560,531
Liabilities
Securities Sold Short, at Value (Proceeds $237,458)	273,815
Collateral for Securities on Loan	300
Payables for Capital Shares Redeemed	69
Payables to Vanguard	23
Accrued Dividend Expense on Securities Sold Short	113
Payables to Broker-Dealer	10
Total Liabilities	274,330
Net Assets	286,201
At June 30, 2021, net assets consisted of:

Paid-in Capital	512,034
Total Distributable Earnings (Loss)	(225,833)
Net Assets	286,201

Investor Shares—Net Assets
Applicable to 25,311,947 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	247,196
Net Asset Value Per Share—Investor Shares	$9.77

Institutional Shares—Net Assets
Applicable to 4,009,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,005
Net Asset Value Per Share—Institutional Shares	$9.73

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	1,724
Interest[1]	1
Securities Lending—Net	—
Total Income	1,725
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative—Investor Shares	113
Management and Administrative—Institutional Shares	9
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Institutional Shares	1
Custodian Fees	9
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	1,232
Borrowing Expense on Securities Sold Short	415
Total Expenses	1,922
Net Investment Income (Loss)	(197)
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[1]	66,117
Investment Securities Sold—Short Positions	(60,829)
Realized Net Gain (Loss)	5,288
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[1]	242
Investment Securities—Short Positions	20,204
Change in Unrealized Appreciation (Depreciation)	20,446
Net Increase (Decrease) in Net Assets Resulting from Operations	25,537
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(197)	1,950
Realized Net Gain (Loss)	5,288	(27,332)
Change in Unrealized Appreciation (Depreciation)	20,446	(19,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,537	(44,699)
Distributions
Investor Shares	—	(2,025)
Institutional Shares	—	(565)
Total Distributions	—	(2,590)
Capital Share Transactions
Investor Shares	(16,845)	(128,906)
Institutional Shares	(29,613)	(66,836)
Net Increase (Decrease) from Capital Share Transactions	(46,458)	(195,742)
Total Increase (Decrease)	(20,921)	(243,031)
Net Assets
Beginning of Period	307,122	550,153
End of Period	286,201	307,122

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.94	$10.19	$11.62	$11.66	$12.39	$12.12
Investment Operations
Net Investment Income (Loss)	(.007)[1]	.051[1]	.206[1]	.108[1]	.111[1]	.050
Net Realized and Unrealized Gain (Loss) on Investments	.837	(1.229)	(1.314)	(.038)	(.717)	.267
Total from Investment Operations	.830	(1.178)	(1.108)	.070	(.606)	.317
Distributions
Dividends from Net Investment Income	—	(.072)	(.322)	(.110)	(.124)	(.047)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.072)	(.322)	(.110)	(.124)	(.047)
Net Asset Value, End of Period	$9.77	$8.94	$10.19	$11.62	$11.66	$12.39
Total Return	9.28%	-11.57%	-9.57%	0.59%	-4.89%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$247	$243	$408	$1,209	$1,368	$1,760
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.34%	1.18%	1.46%	1.80%	1.54%	1.60%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05)%	0.52%	1.90%	0.93%	0.94%	0.48%
Portfolio Turnover Rate	72%	172%	141%	110%	79%	64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.85%, 0.98%, 1.26%, 1.60%, 1.32%, and 1.38%, respectively.
3	Includes borrowing expense on securities sold short of 0.29%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.90	$10.15	$11.57	$11.61	$12.34	$12.07
Investment Operations
Net Investment Income (Loss)	(.004)[1]	.057[1]	.213[1]	.119[1]	.123[1]	.061
Net Realized and Unrealized Gain (Loss) on Investments	.834	(1.230)	(1.305)	(.043)	(.719)	.265
Total from Investment Operations	.830	(1.173)	(1.092)	.076	(.596)	.326
Distributions
Dividends from Net Investment Income	—	(.077)	(.328)	(.116)	(.134)	(.056)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.077)	(.328)	(.116)	(.134)	(.056)
Net Asset Value, End of Period	$9.73	$8.90	$10.15	$11.57	$11.61	$12.34
Total Return	9.33%	-11.58%	-9.48%	0.65%	-4.83%	2.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$65	$142	$346	$332	$338
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.28%	1.12%	1.40%	1.74%	1.46%	1.52%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.59%	1.96%	0.99%	1.02%	0.56%
Portfolio Turnover Rate	72%	172%	141%	110%	79%	64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.85%, 0.98%, 1.26%, 1.60%, 1.32%, and 1.38%, respectively.
3	Includes borrowing expense on securities sold short of 0.29%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Neutral Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Market Neutral Fund
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Market Neutral Fund
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	224,470
Gross Unrealized Appreciation	69,421
Gross Unrealized Depreciation	(49,720)
Net Unrealized Appreciation (Depreciation)	19,701
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $250,637,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $156,291,000 of investment securities and sold $247,460,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $180,764,000 and $249,568,000, respectively.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,275	3,068	122,592	12,924
Issued in Lieu of Cash Distributions	—	—	1,906	208
Redeemed	(46,120)	(4,893)	(253,404)	(26,060)
Net Increase (Decrease)—Investor Shares	(16,845)	(1,825)	(128,906)	(12,928)
Institutional Shares
Issued	3,539	386	9,771	1,046
Issued in Lieu of Cash Distributions	—	—	240	26
Redeemed	(33,152)	(3,622)	(76,847)	(7,794)
Net Increase (Decrease)—Institutional Shares	(29,613)	(3,236)	(66,836)	(6,722)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Montgomery Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Market Neutral Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6342 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD MONTGOMERY FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.